Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and financial liabilities [abstract]
Financial assets and financial liabilities
23	Financial assets and financial liabilities

The Group holds the following financial instruments:

		As at 31 December
Financial assets	Note	2019 RMB’000	2020 RMB’000
Financial assets at amortized cost
Trade receivables	(a)	120,739	113,163
Other receivables	(a)	26,101	18,101
Amounts due from related parties excluded prepayments	(a)	1,521,187	1,065,539
Cash and cash equivalents	(b)	7,449,699	6,916,408
Time deposits with financial banks	(c)	5,020,073	11,092,283
Financial assets at fair value through other comprehensive income	(d)	1,545,921	1,212,114
Financial assets at fair value through profit or loss	(e)	3,318,407	—
Derivative financial assets		263	—

		19,002,390	20,417,608

Financial liabilities

Financial liabilities at amortized cost
Borrowings	(f)	1,547,600	1,548,000
Short-term bonds	(g)	—	3,017,811
Trade payables	(h)	2,142,402	1,294,138
Other payables	(h)	747,133	1,499,749
Bills payables	(h)	673,900	26,196
Amounts due to related parties excluded contract liabilities	(h)	5,708,394	3,655,724
Lease liabilities	16	22,043	12,471
Derivative financial liabilities		799	—

		10,842,271	11,054,089

The Company’s exposure to various risks associated with the financial instruments is discussed in Note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a)	Trade and other receivables

	As at 31 December
	2019 RMB’000	2020 RMB’000
Trade receivables	120,739	113,797
Less: impairment provision	—	(634)

	120,739	113,163

Amounts due from related parties excluded prepayments (Note 29(c))	1,521,187	1,065,539

	1,641,926	1,178,702

Other receivables	26,240	18,240
Less: impairment provision	(139)	(139)

	26,101	18,101

	1,668,027	1,196,803

For the year ended 31 December 2020, certain associates and joint ventures of the Group declared dividends with total amount of RMB 561,755 thousands to the Group (2019: RMB 594,868 thousands, 2018: RMB 811,473 thousands). As at 31 December 2019 and 31 December 2020, all these declared dividends had been received by the Group.

Amounts due from related parties mainly represent trade-related balances, unsecured in nature and bear no interest.

The aging analysis based on invoice date of trade receivables and amounts due from related parties excluded prepayments (net of allowance for doubtful debts) is as follows:

	As at 31 December
	2019 RMB’000	2020 RMB’000
Within 1 year	1,641,926	1,177,222
1-2 year	—	1,480

	1,641,926	1,178,702

Movements of the Group’s impairment provision for trade and other receivables are as follows:

	2019 RMB’000	2020 RMB’000
As at 1 January	198	139
Reversal of previous impairment losses	(59)	—
Provision for loss allowance recognized in profit or loss	—	634

As at 31 December	139	773

For the year ended 31 December 2020, the Group recovered previously written off receivables amounted to RMB 121,550 thousands due to the liquidation of Zhejiang Jin Yong Acrylic Fiber Company Limited, a former subsidiary of the Group (2019 and 2018: Nil).

As at 31 December 2019 and 31 December 2020, no trade receivable was pledged as collateral.

Sales to third parties are generally on cash basis or on letter of credit. Subject to negotiation, credit is generally only available for major customers with well-established trading records.

(b)	Cash and cash equivalents

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Cash deposits with a related party (i)	67,015	5,667
Cash at bank and on hand	7,382,684	6,910,741

	7,449,699	6,916,408

(i)	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”), which is a financial institution.

(c)	Time deposits with banks

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Time deposits with banks within one year	1,508,839	4,049,443
Time deposits with banks above one year	3,511,234	7,042,840

	5,020,073	11,092,283

As at 31 December 2020, interest rates of time deposits with banks within one year ranged from 3.15% to 4.10% per annum (31 December 2019: 3.95% to 4.10% per annum), which were presented as current assets. Time deposits with banks above one year were time deposits of three years with the interest rates from 3.85% to 4.20% per annum, which were presented as non-current assets in the balance sheet (31 December 2019: 4.13% to 4.18% per annum).

(d)	Financial assets at fair value through other comprehensive income

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Trade and bill receivables (i)	1,540,921	1,207,114
Equity investments (ii)	5,000	5,000

	1,545,921	1,212,114

(i)

As at 31 December 2019 and 31 December 2020, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

(ii)	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co., Ltd. to acquire 16.67% of its share.

(e)	Financial assets at fair value through profit or loss

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Structured deposits	3,318,407	—

As at 31 December 2019, financial assets at fair value through profit or loss are mainly structured deposits with banks, which are presented as current assets since they are expected to be collected within 6 months from the end of the reporting period.

(f)	Borrowings

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loans	1,547,600	1,548,000

The weighted average interest rate for the Group’s borrowings was 2.79% for the year ended 31 December 2020 (2019: 3.35%, 2018: 3.63%).

As at 31 December 2020, no borrowings were secured by property, plant and equipment (31 December 2019: Nil).

(g)	Short-term bonds

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Short-term bonds	—	3,017,811

In August 2020, the Company issued 169-day short-term bonds of face value RMB 3,000,000 thousands to institutional investors in inter-bank bond market. The effective yield of the short-term bonds is 1.70% per annum.

(h)	Trade and other payables

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Trade payables	2,142,402	1,294,138
Bills payables	673,900	26,196
Amounts due to related parties excluded contract liabilities	5,708,394	3,655,724

	8,524,696	4,976,058

Interest payable	1,686	1,246
Dividends payable	29,144	29,522
Construction payable	277,184	299,205
Other liabilities	439,119	1,169,776

	747,133	1,499,749

	9,271,829	6,475,807

As at 31 December 2019 and 31 December 2020, all trade and other payables of the Group were non-interest bearing, and their fair value approximated their carrying amounts due to their short maturities.

Majority of amount due to related parties were trade payable for purchasing crude oil from related parties.

As at 31 December 2019 and 31 December 2020, the ageing analysis of the trade payables (including bills payables and amounts due to related parties with trading nature) based on invoice date was as follows:

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Within one year	8,509,327	4,973,711
Between one and two years	11,209	1,973
Over two years	4,160	374

	8,524,696	4,976,058